Subsequent Events - Additional Information (Detail) - Classification of assets as held for sale [member]	Dec. 18, 2024
NATE Communications Corporation [Member]
Disclosure of detailed information about business combination [line items]
Shares disposal completion period	Jan. 23, 2025
SK mservice Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Shares disposal completion period	Feb. 25, 2025
SK mservice Co Ltd [Member] | Stock Sale Agreement [Member]
Disclosure of detailed information about business combination [line items]
Percentage of disposal of shares	70.00%